WARRANT LIABILITY (Schedule of Warranty Liability) (Details) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 07, 2014	Mar. 11, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
WARRANT LIABILITY [Abstract]
Number of shares underlying the warrants		20,400,000	20,400,000		20,400,000
Exercise price	$ 0.3125	$ 0.3125	$ 0.3125		$ 0.3125
Volatility		28.30%			28.30%		28.00%
Risk free interest rate		1.62%			1.60%
Expected dividend yield		0.00%			0.00%		0.00%
Expected warrant life (years)	5 years	5 years			4 years 5 months 8 days
Stock Price		$ 0.240	$ 0.224		$ 0.224
Fair value of warrant liability upon issuance					$ 862,920
Change in warrant liability			$ (234,600)		$ (208,080)